SHARE CAPITAL - Additional Information (Details) $ in Millions, $ in Millions			12 Months Ended
	Jul. 03, 2020 USD ($) shares	Jul. 03, 2020 CAD ($) shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	1,000,000	1,000,000
Proceeds from issuing shares	$ 7.4	$ 10.0
Preference shares
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares)			8,000,000
Number of shares outstanding (in shares)			0	0
Number of shares issued (in shares)			0	0
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)			952,620,947	950,435,244
Number of shares issued (in shares)			952,620,947	950,435,244
Ordinary shares [member] | Share capital
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)			952,621,000	950,435,000	949,342,000
Cancellations of Ordinary Shares, Shares			151,000	5,000
Ordinary shares [member] | Share capital | Osisko Mining Corporation
Disclosure of classes of share capital [line items]
Cancellations of Ordinary Shares, Shares			150,456
Dividend Reinvestment Plan
Disclosure of classes of share capital [line items]
Number of shares issued under dividend reinvestment program			6,713,636